Income Taxes - Components of Income Tax Expense Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current Income Tax Expense Benefit Abstract
Federal income tax expense (benefit)	$ (7,555)		$ 15,248		$ 10,476
State income tax expense (benefit)	(1,843)		322		1,502
Total current income tax expense (benefit)	(9,398)		15,570		11,978
Deferred Income Tax Expense Benefit Abstract
Federal income tax expense	22,328		13,075		9,673
State income tax expense (benefit)	7,785		3,505		(134)
Total deferred income tax expense	30,113	[1]	16,580	[1]	9,539	[1]
Total income tax expense	$ 20,715	[1]	$ 32,150	[1]	$ 21,517	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.